Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2016-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	1/27/2016

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2016-1

5. Collateral Summary	Collection Period, Begin:	8/1/2019
	Collection Period, End:	8/31/2019
6. Charge-Off and Delinquency Rates	Determination Date:	9/10/2019
	Distribution Date:	9/16/2019
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Optional Purchase Price Summary
The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007CAA0	200,000,000.00	0.00	0.68000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2a	02007CAB8	236,000,000.00	0.00	1.20000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2b	02007CAC6	140,000,000.00	0.00	2.69513000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007CAD4	321,000,000.00	0.00	1.47000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02007CAE2	98,300,000.00	31,441,942.75	1.73000000	31,441,942.75	45,328.80	N/A	31,487,271.55	0.00	0.00	0.00	*
B	02007CAF9	22,140,000.00	22,140,000.00	1.99000000	22,140,000.00	36,715.50	N/A	22,176,715.50	0.00	0.00	0.00	*
C	02007CAG7	18,450,000.00	18,450,000.00	2.29000000	18,450,000.00	35,208.75	N/A	18,485,208.75	0.00	0.00	0.00	*
D	02007CAH5	13,710,000.00	13,710,000.00	2.84000000	13,710,000.00	32,447.00	N/A	13,742,447.00	0.00	0.00	0.00	*
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	16,645,238.97	16,645,238.97	N/A	N/A	N/A	*
Deal Totals		1,049,600,000.00	85,741,942.75		85,741,942.75	149,700.05	16,645,238.97	102,536,881.77	0.00	0.00	0.00
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Financial Inc. as Servicer is exercising the option to purchase the assets of the Issuing Entity (other than the Designated Accounts), resulting in the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	319.85699644	319.85699644	0.46112716	320.31812360	0.00000000	0.00000000
B	1,000.00000000	1,000.00000000	1.65833333	1,001.65833333	0.00000000	0.00000000
C	1,000.00000000	1,000.00000000	1.90833333	1,001.90833333	0.00000000	0.00000000
D	1,000.00000000	1,000.00000000	2.36666667	1,002.36666667	0.00000000	0.00000000

Beginning Aggregate Note Pool Factor:	81.69011314
Ending Aggregate Note Pool Factor:	0.00000000

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	1,000.00000000
Ending Reserve Account Balance Factor:	0.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	8/15/2019	9/15/2019	Actual/360	N/A	N/A	0.68000000	0.68000000	0.00
A-2a	0.00	8/15/2019	9/15/2019	30/360	N/A	N/A	1.20000000	1.20000000	0.00
A-2b	0.00	8/15/2019	9/15/2019	Actual/360	2.19513000	0.50000000	N/A	2.69513000	0.00
A-3	0.00	8/15/2019	9/15/2019	30/360	N/A	N/A	1.47000000	1.47000000	0.00
A-4	31,441,942.75	8/15/2019	9/15/2019	30/360	N/A	N/A	1.73000000	1.73000000	45,328.80
B	22,140,000.00	8/15/2019	9/15/2019	30/360	N/A	N/A	1.99000000	1.99000000	36,715.50
C	18,450,000.00	8/15/2019	9/15/2019	30/360	N/A	N/A	2.29000000	2.29000000	35,208.75
D	13,710,000.00	8/15/2019	9/15/2019	30/360	N/A	N/A	2.84000000	2.84000000	32,447.00
B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	45,328.80	0.00	45,328.80	0.00
B	0.00	36,715.50	0.00	36,715.50	0.00
C	0.00	35,208.75	0.00	35,208.75	0.00
D	0.00	32,447.00	0.00	32,447.00	0.00
Deal Totals	0.00	149,700.05	0.00	149,700.05	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
4. Collections and Distributions                        Final Report

Collections
Receipts During the Period	8,869,002.91
Administrative Purchase Payments	34,230.82
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	139,579.54
Other Fees or Expenses Paid	0.00
Optional purchase price for the assets of the Issuing Entity (the "Optional Purchase Price")*	90,942,853.21
Total Collections	99,985,666.48

Beginning Reserve Account Balance	2,635,875.59
Total Available Amount plus the Optional Purchase Price	102,621,542.07

Distributions
Total Available Amount plus the Optional Purchase Price	102,621,542.07
Basic Servicing Fee	83,160.30
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	45,328.80
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	36,715.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	35,208.75
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	32,447.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date*	85,741,942.75
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess to the Certificateholders*	16,645,238.97

Supplemental Servicing Fees	33,568.11
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	9,000.00
* Refer to Section 9 "Optional Purchase Price Summary" for additional details

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance*
Deal Totals	Number of Receivables	58,961	17,372	16,551
	Aggregate Receivables Principal Balance	1,054,350,237.90	99,448,495.84	90,731,982.22
	Aggregate Amount Financed	1,066,738,356.26	99,792,360.09	91,029,046.11
*Prior to the Servicer exercising its option to purchase the assets of the Issuing Entity
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	4.27000000	4.76007971	4.78302442	65.55	68.66	68.83	53.95	19.20	18.49

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.27%	1.08%	1.30%	1.39%	1.27%	1.36%	1.32%	1.21%	1.44%	1.29%	1.20%	1.12%	1.20%	1.22%	1.13%	1.42%	1.19%	1.26%	1.25%	1.25%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.29%	1.13%	1.22%	1.11%	1.05%	1.26%	1.03%	1.26%	1.14%	1.25%	1.04%	1.19%	1.12%	0.95%	1.18%	0.96%	0.89%	1.07%	0.99%	1.09%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.15%	1.09%	0.90%	1.19%	1.09%

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	95,410,703.10	30	95,688.59	3,189.62	1.2035%	16,551	102	0.6163%
Preceding	104,703,104.59	18	81,522.64	4,529.04	0.9343%	17,372	98	0.5641%
Next Preceding	114,070,883.44	22	84,004.58	3,818.39	0.8837%	18,274	97	0.5308%
Third Preceding	123,635,911.91	13	39,082.91	3,006.38	0.3793%	Three Month Average		0.5704%
Four Month Average					0.8502%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,066,738,356.26	7,604,944.58	0.7129%	31 - 60 days	288	2,112,498.39	2.3207%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	85	675,446.18	0.7420%
Trust 2016-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	17	191,726.05	0.2106%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		295	1,814,442.17
				Current Period		16	104,861.92
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		37	63,107.87
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		274	1,856,196.22

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance		Specified Reserve Account Balance
				Draws	Releases*
Cash Reserve	2,635,875.59	2,635,875.59	0.00	0.00	2,635,875.59	0.00	2,635,875.59	0.00
*In connection with the Servicer exercising its option to purchase the assets of the Issuing Entity

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
8. Performance Tests (prior to the Servicer exercising its option to purchase the assets)

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,750,237.90
Current Overcollateralization	13,706,553.09
Overcollateralization Target	13,706,553.09

9. Asset Representations Delinquency Trigger

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
61+ Delinquencies	0.01%	0.09%	0.10%	0.10%	0.09%	0.14%	0.17%	0.18%	0.19%	0.24%	0.23%	0.27%	0.30%	0.29%	0.26%	0.18%	0.25%	0.28%	0.25%	0.33%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.30%	1.30%	1.30%	1.30%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies	0.35%	0.37%	0.39%	0.45%	0.44%	0.39%	0.39%	0.32%	0.45%	0.40%	0.41%	0.47%	0.39%	0.48%	0.53%	0.62%	0.69%	0.54%	0.51%	0.59%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies	0.62%	0.55%	0.81%	0.82%	0.95%
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2016-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2016-1 will perform in the future.

Statement to Securityholder
Ally Auto Receivables Trust 2016-1
Final Report
9. Optional Purchase Price Summary

Aggregate Receivables Principal Balance - Ending Balance	90,731,982.22
Accrued and unpaid interest on the assets	210,870.99
Optional Purchase Price	90,942,853.21

Noteholders' Regular Principal Distributable Amount related to the Collection Period	8,716,513.62
Noteholders' Principal Distributable Amount related to the satisfaction of the outstanding Notes	77,025,429.13
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date	85,741,942.75

Excess Total Available Amount for the Collection Period	91,939.30
Cash Reserve (available to Certificateholders)	2,635,875.59
Current Overcollateralization (available to Certificateholders)	13,706,553.09
Accrued and unpaid interest on the assets (available to Certificateholders)	210,870.99
Excess to the Certificateholders	16,645,238.97